Loans Held for Investment, Subject to HMBS Related Obligations, at Fair Value	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Loans Held for Investment, Subject to HMBS Related Obligations, at Fair Value
8. Loans Held for Investment, Subject to HMBS Related Obligations, at Fair Value
Loans held for investment, subject to HMBS related obligations, at fair value, consisted of the following for the dates indicated (in thousands):

	December 31, 2022	December 31, 2021
Loans held for investment, subject to HMBS related obligations - UPB	$10,719,000	$9,849,835
Fair value adjustments	395,100	706,219
Total loans held for investment, subject to HMBS related obligations, at fair value	$11,114,100	$10,556,054